Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

LexinFintech Holdings Ltd. (“Lexin” or the “Company”), formerly known as Staging Finance Holding Ltd., was incorporated in the Cayman Islands on November 22, 2013. The Company is a holding company and conducts its business mainly through its subsidiaries, the consolidated variable interest entities (“VIEs”) and the subsidiaries of the consolidated VIEs (collectively referred to as the “Group”). The Group is engaged in matching consumers with credit needs to its financial institution partners through its proprietary platform (“Platform”), www.fenqile.com, and its mobile application (“APP”) to young generation consumers (“Borrowers”) in the People’s Republic of China (“PRC”).

The Group primarily finances the loans to Borrowers with proceeds from third-party commercial banks, consumer finance companies, our microcredit company and other licensed financial institutions (collectively “Institutional Funding Partners”). The Group also finances the loans through the establishment of consolidated trusts (“Trusts”) and issuance of asset-backed securitized debts.

As of December 31, 2025, the Company’s principal subsidiaries, the consolidated VIEs and subsidiaries of the consolidated VIEs are as follows:

	Date of Incorporation/ Establishment	Place of Incorporation/ Establishment	Percentage of Direct or Indirect Economic Interest	Principal Activities
Subsidiaries
Installment (HK) Investment Limited (“Installment HK”)	December 9, 2013	Hong Kong, PRC	100%	Investment holding
Beijing Shijitong Technology Co., Ltd. (“Beijing Shijitong”)	July 1, 2014	Beijing, PRC	100%	Technical support and consulting services
Shenzhen Lexin Software Technology Co., Ltd. (“Shenzhen Lexin Software”)	March 1, 2017	Shenzhen, PRC	100%	Software development
Shenzhen Lexin Financing Guarantee Co., Ltd. (“Shenzhen Lexin Financing Guarantee”)	September 14, 2017	Shenzhen, PRC	100%	Financing guarantee services
Beihai Dulin Information Technology Co. Ltd. (“Beihai Dulin”)	September 28, 2022	Beihai, PRC	100%	Financial technology services
The VIEs
Beijing Lejiaxin Network Technology Co., Ltd. (“Beijing Lejiaxin”)	October 25, 2013	Beijing, PRC	100%	Investment holding
Shenzhen Xinjie Investment Co., Ltd. (“Shenzhen Xinjie”)	December 22, 2015	Shenzhen, PRC	100%	Investment holding
Shenzhen Qianhai Dingsheng Data Technology Co., Ltd. (“Qianhai Dingsheng”)	January 13, 2016	Shenzhen, PRC	100%	Financial technology services
Shenzhen Mengtian Technology Co., Ltd. (“Mengtian Technology”)	August 9, 2016	Shenzhen, PRC	100%	Software development
Beihai Super Egg E-Commerce Co., Ltd. (“Beihai Super Egg”)	May 31, 2018	Beihai, PRC	100%	Technical support and consulting services
Subsidiaries of the VIEs
Shenzhen Fenqile Network Technology Co., Ltd. (“Shenzhen Fenqile”)	August 15, 2013	Shenzhen, PRC	100%	Online direct sales and online consumer finance
Shenzhen Beizhipiji Technology Co., Ltd. ("Beizhipiji")	June 26, 2014	Shenzhen, PRC	100%	Financial technology services
Ji’an Fenqile Network Microcredit Co., Ltd. (“Ji’an Microcredit”)	December 2, 2016	Ji’an, PRC	100%	Online consumer credit
Shenzhen Fenqile Trading Co., Ltd. (“Shenzhen Fenqile Trading”)	December 30, 2016	Shenzhen, PRC	100%	Online direct sales
Shenzhen Dingsheng Computer Technology Co., Ltd. (“Dingsheng Computer”)	March 23, 2017	Shenzhen, PRC	100%	Financial technology services
Shenzhen Qianhai Lixin Commercial Factoring Co., Ltd.	April 13,2017	Shenzhen, PRC	100%	Commercial factoring
Beihai Aurora Technology Co., Ltd. (“Beihai Aurora”)	June 19, 2018	Beihai, PRC	100%	Technical support and consulting services
Beihai Lexin Information Technology Co., Ltd. (“Beihai Lexin Information”)	June 11, 2018	Beihai, PRC	100%	Financial technology services
Ganjiang New Area Mengtian Financing Guarantee Co., Ltd.	October 24, 2019	Ganjiang, PRC	100%	Financing guarantee services

History of the Group and Basis of Presentation

The Group commenced operations through Shenzhen Fenqile in August 2013. Beijing Lejiaxin was incorporated in October 2013 and established its wholly owned subsidiary Beizhipiji (former name “Qianhai Juzi”) in June 2014 in order to launch the Group’s online investment platform Juzi Licai, which offers Investment Programs to the Individual Investors. The Group has ceased facilitating new loans with funding from individual investors on Juzi Licai since November 2019 and cleared the outstanding balance of loans invested by individual investors in December 2020.

In November 2013, the Company was incorporated under the Laws of the Cayman Islands to be an offshore holding company for the Group. To comply with the PRC laws and regulations which prohibit or restrict foreign ownership of Internet content, the Company obtained control over Shenzhen Fenqile and Beijing Lejiaxin through Beijing Shijitong by entering into a series of contractual arrangements with Shenzhen Fenqile, Beijing Lejiaxin and their nominee shareholders in July 2014. As a result, Shenzhen Fenqile and Beijing Lejiaxin became the consolidated VIEs through the contractual arrangements. The nominee shareholders are defined as legal owners of an entity; however, the rights of the shareholders have been transferred to the Company through contractual arrangements.

The Company obtained control over Shenzhen Xinjie and Qianhai Dingsheng through Beijing Shijitong in December 2015 and January 2016 respectively by entering into a series of contractual arrangements with Shenzhen Xinjie, Qianhai Dingsheng and their nominee shareholders. As a result, Shenzhen Xinjie and Qianhai Dingsheng became the consolidated VIEs through the contractual arrangements. Shenzhen Fenqile then became one of the subsidiaries of Shenzhen Xinjie.

In August 2018, Mengtian Technology, which previously was a subsidiary of one of the consolidated VIEs, became a consolidated VIE by entering into a series of contractual arrangements with its nominee shareholders and Shenzhen Lexin Software.

Management concluded that the Company is entitled to substantially all of the economic benefits from the VIEs and is obligated to absorb all of their expected losses. As such, the Company is the ultimate primary beneficiary of the VIEs and shall consolidate the VIEs and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the consolidated financial statements for the basis of consolidation.

Initial Public Offering

On December 26, 2017, the Company completed its initial public offering (“IPO”) on the NASDAQ Global Market in the United States of America. In this offering, 12,000,000 American Depositary Shares (“ADSs”), representing 24,000,000 Class A ordinary shares (“Class A Ordinary Shares”), were issued and sold to the public at a price of US$9.00 per ADS.

In January 2018, the underwriters of the Company’s IPO exercised the options to purchase an additional 1,800,000 ADSs, representing 3,600,000 Class A Ordinary Shares, par value US$0.0001 per share, of the Company to cover over-allotments in full. The net proceeds in connection with 1,800,000 ADSs received by the Company was RMB95.1 million (US$14.7 million), which represents a total gross capital raise of RMB105.2 million (US$16.2 million) less underwriting discounts and commissions and offering expenses in the aggregate amount of RMB10.1 million (US$1.5 million).